Warrants	12 Months Ended
Dec. 31, 2018
Warrants
Warrants

Note 10.	Warrants

For the year ended December 31, 2018

On November 8, 2018, as part of the units purchased by the private placement participants and the SOR settlement shareholders 172,000 warrants to purchase the Company’s common stock were granted. These warrants are immediately vested, are exercisable at an exercise price of $2.40 per share and expire on November 7, 2021. The Company recognized $81,353 in Settlement and Warrant expense during the twelve months ended December 31, 2018.

The following table summarizes the assumptions used to estimate the fair value of the 172,000 warrants granted during 2018 as of re-measurement dates:

2018
Expected Volatility	40%
Risk Free Interest Rate	2.84%
Expected life of warrants	3.0

The following Table represents warrant activity for the period ending December 31, 2018 and 2017:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2017	0	$-
Exercisable - December 31,2017	0	$-		$-
Granted	353,250	$2.40
Forfeited or Expired	0
Outstanding - December 31, 2018	353,250	$2.40	2.85
Exercisable - December 31, 2018	353,250	$2.40	2.85	$-